Financial instruments and risk management - Interest Bearing Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Interest bearing assets
Interest bearing assets
Financial assets	$ 570	$ 1,082
Interest bearing assets | Floating rate assets
Interest bearing assets
Financial assets	566	1,082
Interest bearing assets | Fixed rate assets
Interest bearing assets
Financial assets	4
Cash and cash equivalents
Interest bearing assets
Financial assets	557	619
Interest rate swaps
Interest bearing assets
Financial assets	11	10
Currency swaps
Interest bearing assets
Financial assets	2	453
US Dollar | Interest bearing assets
Interest bearing assets
Financial assets	399	628
US Dollar | Interest bearing assets | Floating rate assets
Interest bearing assets
Financial assets	395	628
US Dollar | Interest bearing assets | Fixed rate assets
Interest bearing assets
Financial assets	4
US Dollar | Cash and cash equivalents
Interest bearing assets
Financial assets	393	482
US Dollar | Interest rate swaps
Interest bearing assets
Financial assets	4
US Dollar | Currency swaps
Interest bearing assets
Financial assets	2	146
Euro | Interest bearing assets
Interest bearing assets
Financial assets	33	56
Euro | Interest bearing assets | Floating rate assets
Interest bearing assets
Financial assets	33	56
Euro | Cash and cash equivalents
Interest bearing assets
Financial assets	26	9
Euro | Interest rate swaps
Interest bearing assets
Financial assets	7	10
Euro | Currency swaps
Interest bearing assets
Financial assets		37
Other currencies | Interest bearing assets
Interest bearing assets
Financial assets	138	398
Other currencies | Interest bearing assets | Floating rate assets
Interest bearing assets
Financial assets	138	398
Other currencies | Cash and cash equivalents
Interest bearing assets
Financial assets	$ 138	128
Other currencies | Currency swaps
Interest bearing assets
Financial assets		$ 270